Note 10: Equity (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net [Abstract]
Net income attributable to common shareowners	$ 2,057,000,000	$ 1,415,000,000	$ 1,328,000,000	$ 330,000,000	$ 1,325,000,000	$ 1,324,000,000	$ 1,318,000,000	$ 1,012,000,000	$ 5,130,000,000	$ 4,979,000,000	$ 4,373,000,000
Transfers to noncontrolling interest - Increase in common stock for purchase of subsidiary shares									0	3,000,000	0
Transfers to noncontrolling interests - Decrease in common stock for purchase of subsidiary shares									(34,000,000)	(54,000,000)	(12,000,000)
Change from net income attributable to common shareowners and transfers to noncontrolling interest									5,096,000,000	4,928,000,000	4,361,000,000
Accumulated other comprehensive income (loss):
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax, Ending Balance	654,000,000				206,000,000				654,000,000	206,000,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax, Change in Period	68,000,000	690,000,000	(628,000,000)	318,000,000					68,000,000
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(6,250,000,000)				(5,810,000,000)				(6,250,000,000)	(5,810,000,000)
Accumulated Other Comprehensive Income (Loss) Defined Benefit Pension and Other Postretirement Plans, Net of Tax Change in Period	(862,000,000)	187,000,000	136,000,000	99,000,000					(862,000,000)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	145,000,000				164,000,000				145,000,000	164,000,000
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Change in Period	10,000,000	2,000,000	(42,000,000)	11,000,000					10,000,000
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	3,000,000				(50,000,000)				3,000,000	(50,000,000)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax, Change in Period	(1,000,000)	133,000,000	(140,000,000)	61,000,000					(1,000,000)
Accumulated other comprehensive loss	(5,448,000,000)				(5,490,000,000)				(5,448,000,000)	(5,490,000,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Change in Period	$ (785,000,000)	$ 1,012,000,000	$ (674,000,000)	$ 489,000,000					$ (785,000,000)